Accounts Payable	12 Months Ended
Sep. 30, 2023
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

7. ACCOUNTS PAYABLE

The amount of accounts payable consisted of the following:

	September 30, 2023	September 30, 2022
Payable of projects	$3,140,756	$-
Park facilities	1,119,064	-
Total	$4,259,820	$-

The payables for park facilities mainly are infrastructure work for the amusement park.